Net Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Receivables from contracts with customers [abstract]
Net Revenue From Contracts With Customers Explanatory

	December 31, 2024	December 31, 2023	December 31, 2022
Net Revenue from domestic market (*)	1,250,749	843,588	534,114
Revenue from sales of machinery and vehicles	166,218	—	—
Net Revenue in the foreign market	1,831,475	1,746,372	1,150,782
Net revenue from services rendered	3,248,442	2,589,960	1,684,896

(*) Revenue represented by national (Brazil) clients.